AB Active ETFs, Inc.

AB US High Dividend ETF

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Information Technology – 33.6%
Communications Equipment – 1.5%
Cisco Systems, Inc.	26,809	$2,962,126

IT Services – 0.7%
Amdocs Ltd.	22,959	1,447,794

Semiconductors & Semiconductor Equipment – 17.1%
Advanced Micro Devices, Inc.(a)	1,947	916,492
Applied Materials, Inc.	2,147	984,163
Broadcom, Inc.	10,823	4,008,190
KLA Corp.	12,745	2,236,110
Lam Research Corp.	9,040	2,725,470
Micron Technology, Inc.	5,364	5,142,628
NVIDIA Corp.	74,941	16,545,474
Skyworks Solutions, Inc.	4,200	281,442
Texas Instruments, Inc.	8,929	2,329,665

		35,169,634

Software – 6.3%
Microsoft Corp.	20,029	10,160,511
Palantir Technologies, Inc. - Class A(a)	15,004	2,796,446

		12,956,957

Technology Hardware, Storage & Peripherals – 8.0%
Apple, Inc.	41,929	13,285,204
HP, Inc.	57,452	1,724,709
Sandisk Corp.(a)	930	1,457,031

		16,466,944

		69,003,455

Financials – 16.9%
Banks – 5.6%
Bank OZK	6,220	305,278
Citigroup, Inc.	17,309	2,278,210
Columbia Banking System, Inc.	40,785	1,208,867
First Hawaiian, Inc.	29,959	767,250
JPMorgan Chase & Co.	3,710	1,320,834
TFS Financial Corp.	76,796	1,341,626
Truist Financial Corp.	35,115	1,741,002
Wells Fargo & Co.	28,189	2,435,248

		11,398,315

Capital Markets – 6.2%
Blue Owl Capital, Inc.	111,855	1,369,105
Brookfield Asset Management Ltd. - Class A(b)	25,559	1,316,289
Goldman Sachs Group, Inc. (The)	1,882	1,930,744
Jefferies Financial Group, Inc.	24,707	1,300,576
Lazard, Inc.	30,954	1,338,141
Morgan Stanley	11,294	2,409,236
T. Rowe Price Group, Inc.	15,470	1,721,502
TPG, Inc.	25,335	1,371,130

		12,756,723

Consumer Finance – 0.6%
OneMain Holdings, Inc.	20,469	1,278,494

Financial Services – 1.1%
Berkshire Hathaway, Inc. - Class B(a)	2,373	1,196,063
Visa, Inc. - Class A	474	179,822
Western Union Co. (The)(b)	113,064	809,538

		2,185,423

Insurance – 1.4%
Lincoln National Corp.	29,455	1,254,489
Prudential Financial, Inc.	14,197	1,669,567

		2,924,056

Company	Shares	U.S. $ Value

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp.(b)	122,124	$1,310,391
Annaly Capital Management, Inc.	57,158	1,310,061
Rithm Capital Corp.	10,011	100,410
Starwood Property Trust, Inc.	82,559	1,296,176

		4,017,038

		34,560,049

Communication Services – 9.7%
Diversified Telecommunication Services – 3.2%
AT&T, Inc.	86,704	2,244,766
Comcast Corp. - Class A	73,935	1,968,150
Verizon Communications, Inc.	46,407	2,321,278

		6,534,194

Interactive Media & Services – 5.8%
Alphabet, Inc. - Class A	18,095	6,140,538
Alphabet, Inc. - Class C	9,844	3,301,776
Meta Platforms, Inc. - Class A	4,288	2,454,194

		11,896,508

Media – 0.7%
Versant Media Group, Inc.	33,745	1,387,595

		19,818,297

Consumer Discretionary – 9.2%
Automobiles – 1.6%
Ford Motor Co.	126,325	1,760,971
Tesla, Inc.(a)	3,911	1,439,052

		3,200,023

Broadline Retail – 3.0%
Amazon.com, Inc.(a)	24,000	6,234,480

Diversified Consumer Services – 0.5%
H&R Block, Inc.	21,259	1,098,027

Hotels, Restaurants & Leisure – 0.9%
Travel & Leisure Co.	7,932	545,404
Vail Resorts, Inc.(b)	8,900	1,218,499

		1,763,903

Leisure Products – 0.8%
Hasbro, Inc.	17,627	1,658,701

Specialty Retail – 2.4%
Bath & Body Works, Inc.	40,741	784,264
Best Buy Co., Inc.	19,436	1,557,796
Home Depot, Inc. (The)	7,887	2,585,595

		4,927,655

		18,882,789

Real Estate – 5.7%
Health Care REITs – 1.5%
Healthpeak Properties, Inc.	82,252	1,712,487
Omega Healthcare Investors, Inc.	28,752	1,314,541

		3,027,028

Industrial REITs – 0.5%
Americold Realty Trust, Inc.	55,076	823,386
Lineage, Inc.	5,003	196,368

		1,019,754

Office REITs – 0.4%
Kilroy Realty Corp.	22,724	824,881

Retail REITs – 0.6%
NNN REIT, Inc.	28,975	1,309,670

Specialized REITs – 2.7%
EPR Properties	21,747	1,276,766
Gaming & Leisure Properties, Inc.	30,677	1,290,582
Millrose Properties, Inc.	43,772	1,331,544
VICI Properties, Inc.	64,846	1,663,300

		5,562,192

		11,743,525

Company	Shares	U.S. $ Value

Consumer Staples – 5.5%
Beverages – 0.8%
Coca-Cola Co. (The)	18,844	$1,670,897

Food Products – 3.7%
Campbell’s Co. (The)	58,432	1,383,670
General Mills, Inc.	45,156	1,860,427
JBS NV - Class A	98,031	1,317,537
Kraft Heinz Co. (The)	68,628	1,761,681
Smithfield Foods, Inc.	58,054	1,271,963

		7,595,278

Tobacco – 1.0%
Altria Group, Inc.	30,473	2,086,791

		11,352,966

Materials – 4.3%
Chemicals – 2.2%
Eastman Chemical Co.	18,241	1,321,378
LyondellBasell Industries NV - Class A	26,076	1,697,026
Olin Corp.	39,938	694,921
Scotts Miracle-Gro Co. (The)	13,724	820,696

		4,534,021

Containers & Packaging – 0.8%
Amcor PLC	37,083	1,701,739

Metals & Mining – 1.3%
Anglogold Ashanti PLC	15,164	1,703,220
Aura Minerals, Inc.	11,414	953,982
Southern Copper Corp.(b)	35	7,284

		2,664,486

		8,900,246

Health Care – 4.3%
Biotechnology – 1.0%
AbbVie, Inc.	8,375	2,147,518

Health Care Providers & Services – 0.5%
UnitedHealth Group, Inc.	2,762	1,075,550

Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	30,838	2,060,287
Eli Lilly & Co.	997	1,153,260
Johnson & Johnson	1,037	275,686
Pfizer, Inc.	76,207	2,168,851

		5,658,084

		8,881,152

Industrials – 3.7%
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. - Class B	18,161	1,892,921

Machinery – 0.8%
Stanley Black & Decker, Inc.	17,114	1,649,276

Professional Services – 1.3%
Paychex, Inc.	14,407	1,834,588
Robert Half, Inc.(b)	18,733	849,354

		2,683,942

Trading Companies & Distributors – 0.7%
MSC Industrial Direct Co., Inc. - Class A	10,902	1,296,030

		7,522,169

Utilities – 3.5%
Electric Utilities – 1.4%
Edison International	23,383	1,262,214
Eversource Energy	23,868	1,674,102

		2,936,316

Gas Utilities – 0.7%
UGI Corp.	34,177	1,314,106

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.6%
Clearway Energy, Inc. - Class C	39,462	$1,252,918

Multi-Utilities – 0.8%
Public Service Enterprise Group, Inc.	23,184	1,700,083

		7,203,423

Energy – 3.3%
Oil, Gas & Consumable Fuels – 3.3%
Antero Midstream Corp.	57,597	1,291,325
Chevron Corp.	13,456	2,773,820
ExxonMobil Holdings Corp.	2,383	383,544
HF Sinclair Corp.	9,154	930,138
Viper Energy, Inc. - Class A	30,504	1,366,274

		6,745,101

Total Common Stocks (cost $182,430,312)		204,613,172

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(c)(d)(e) (cost $282,246)	282,246	282,246

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $182,712,558)		204,895,418

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(c)(d)(e) (cost $350,655)	350,655	350,655

Total Investments – 100.0% (cost $183,063,213)(f)		205,246,073
Other assets less liabilities - 0.0%		(66,543)

Net Assets – 100.0%		$205,179,530

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,765,494 and gross unrealized depreciation of investments was $3,582,634, resulting in net unrealized appreciation of $22,182,860.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US High Dividend ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$204,613,172	$-0-	$-0-	$204,613,172
Short-Term Investments	282,246	-0-	-0-	282,246
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	350,655	-0-	-0-	350,655

Total Investments in Securities	205,246,073	-0-	-0-	205,246,073
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$205,246,073	$-0-	$-0-	$205,246,073

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$227	$5,322	$5,267	$282	$8
AB Government Money Market Portfolio*	42	26,163	25,854	351	28
	$269	$31,485	$31,121	$633	$36

*	Investments of cash collateral for securities lending transactions.